Supplement No. 3 dated June 16, 1999
--------------------------------------------------------------------------------
     (Supplanting Supplement No. 2 dated May 1, 1999)

to   Prospectus dated September 1, 1998

for  State Street Research Strategic Income Fund
     A series of State Street Research Securities Trust

     Investment Management

     The third paragraph in the Prospectus section on "Investment Management" is revised in its entirety as follows:

     "John H. Kallis has been responsible for the fund's day-to-day portfolio management since its inception in August 1996. A senior vice president, he joined the firm in 1987 and has worked as an investment professional since 1963. Supporting Mr. Kallis are Bartlett R. Geer, who manages the lower quality portion of the fund, and Elizabeth M. Westvold, who manages the fund's foreign securities. Mr. Geer is a senior vice president and has worked as an investment professional since joining the firm in 1981. He has assisted with the fund since June 1999, and previously from the fund's inception through December 1998. Ms. Westvold is a senior vice president and has worked as an investment professional for 14 years. She has assisted with the fund since its inception."

     [logo: State Street Research]

                                                                    SI-894F-0699
                                                 Control Number: (exp0600)SSR-LD

Policies for Buying Shares

Until December 31, 1999, the minimum initial investment for Individual Retirement Accounts ("IRAs") is $500. This minimum may be changed by the Distributor without further notice. Accordingly, the Prospectus sections "Policies for Buying Shares -- Minimum Initial Investments" and "-- Minimum Additional Investments" are revised as follows:

Minimum Initial Investments:            Minimum Additional Investments:
o $1,000 for accounts that use the      o $50 for any account
  Investamatic program*
                                        *Except $500 for Individual
o $2,000 for Individual Retirement       Retirement Accounts during
  Accounts*                              special promotional periods.

o $2,500 for all other accounts